IndyMac IMJA Mortgage Loan Trust 2007-A3

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

	External Parties			Table of Contents

				Page
	Seller
				1. Certificate Payment Report	2
	IndyMac Bank
				2. Collection Account Report	4

				3. Credit Enhancement Report	6
	Servicer(s)
				4. Collateral Report	7
	IndyMac Bank
				5. Delinquency Report	11
				6. REO Report	12
	Underwriter(s)
				7. Foreclosure Report	13
	Banc of America Securities LLC
				8. Prepayment Report	14
	Credit Suisse Securities (USA) LLC			9. Prepayment Detail Report	19
				10. Realized Loss Report	20

				11. Realized Loss Detail Report	23
				12. Triggers and Adj. Cert. Report	24
				13. Other Related Information	25

			Total Number of Pages	25

	Dates			Contacts

	Cut-Off Date:	September 01, 2007	Jennifer Hermansader
	Close Date:	September 25, 2007		Administrator
	First Distribution Date:	October 25, 2007	(714) 247-6258
			Jennifer.Vandyne@db.com

			Address:
	Distribution Date:	October 25, 2007
			1761 East St. Andrew Place, Santa Ana, CA 92705

	Record Date:	September 28, 2007
				Factor Information:	(800) 735-7777

				Main Phone Number:	(714) 247-6000

	Determination Date:	October 15, 2007

			https://tss.sfs.db.com/investpublic

Page 1 of 25

IndyMac IMJA Mortgage Loan Trust 2007-A3

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

Certificate Payment Report
Current Period Distribution - REMIC I
			Prior						Current

	Class	Original	Principal			Total	Realized	Deferred	Principal

Class	Type	Face Value	Balance	Interest	Principal	Distribution	Loss	Interest	Balance
			(1)	(2)	(3)	(4)=(2)+(3)	(5)	(6)	(7)=(1)-(3)-(5)+(6)
A-1	SR	200,329,000.00	200,329,000.00	1,043,380.21	162,499.24	1,205,879.45	0.00	0.00	200,166,500.76

A-2	SR	9,214,900.00	9,214,900.00	47,994.27	7,474.78	55,469.05	0.00	0.00	9,207,425.22
PO	SR	2,120,257.66	2,120,257.66	0.00	1,337.70	1,337.70	0.00	0.00	2,118,919.96
A-X	NTL/SR	0.00	0.00	84,338.99	0.00	84,338.99	0.00	0.00	0.00
A-R	SR/RES	100.00	100.00	0.52	100.00	100.52	0.00	0.00	0.00
B-1	SUB	6,003,000.00	6,003,000.00	31,265.63	3,139.91	34,405.54	0.00	0.00	5,999,860.09
B-2	SUB	1,556,000.00	1,556,000.00	8,104.17	813.88	8,918.05	0.00	0.00	1,555,186.12
B-3	SUB	1,112,000.00	1,112,000.00	5,791.67	581.64	6,373.31	0.00	0.00	1,111,418.36
B-4	SUB	778,000.00	778,000.00	4,052.08	406.94	4,459.02	0.00	0.00	777,593.06
B-5	SUB	778,000.00	778,000.00	4,052.08	406.94	4,459.02	0.00	0.00	777,593.06
B-6	SUB	445,566.00	445,566.00	2,320.66	233.05	2,553.71	0.02	0.00	445,332.93
P	NOF	100.00	100.00	0.00	0.00	0.00	0.00	0.00	100.00
L	NOF	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total		222,336,923.66	222,336,923.66	1,231,300.28	176,994.08	1,408,294.36	0.02	0.00	222,159,929.56

Interest Accrual Detail Current Period Factor Information per $1,000 of Original Face Value
					Orig. Principal	Prior				Current

	Period	Period			(with Notional)	Principal			Total	Principal
Class	Starting	Ending	Method	Cusip	Balance	Balance	Interest	Principal	Distribution	Balance

					(1)	(1)	(2)	(3)	(4)=(2)+(3)	(5)

A-1	09/01/07	09/30/07	F-30/360	456669AA8	200,329,000.00	1,000.000000	5.208333	0.811162	6.019495	999.188838

A-2	09/01/07	09/30/07	F-30/360	456669AB6	9,214,900.00	1,000.000000	5.208333	0.811162	6.019496	999.188838
PO		456669AC4	2,120,257.66	1,000.000000	0.000000	0.630914	0.630914	999.369086
A-X	09/01/07	09/30/07	F-30/360	456669AD2	175,468,670.00	1,000.000000	0.480650	0.000000	0.480650	999.147623
A-R	09/01/07	09/30/07	F-30/360	456669AE0	100.00	1,000.000000	5.200000	1,000.000000	1,005.200000	0.000000
B-1	09/01/07	09/30/07	F-30/360	456669AF7	6,003,000.00	1,000.000000	5.208334	0.523057	5.731391	999.476943
B-2	09/01/07	09/30/07	F-30/360	456669AG5	1,556,000.00	1,000.000000	5.208335	0.523059	5.731395	999.476941
B-3	09/01/07	09/30/07	F-30/360	456669AH3	1,112,000.00	1,000.000000	5.208336	0.523058	5.731394	999.476942
B-4	09/01/07	09/30/07	F-30/360	456669AJ9	778,000.00	1,000.000000	5.208329	0.523059	5.731388	999.476941
B-5	09/01/07	09/30/07	F-30/360	456669AK6	778,000.00	1,000.000000	5.208329	0.523059	5.731388	999.476941
B-6	09/01/07	09/30/07	F-30/360	456669AL4	445,566.00	1,000.000000	5.208342	0.523043	5.731384	999.476913
P		456669AM2	100.00	1,000.000000	0.000000	0.000000	0.000000	1,000.000000
L		456669AN0	0.00	0.000000	0.000000	0.000000	0.000000	0.000000

Page 2 of 25

IndyMac IMJA Mortgage Loan Trust 2007-A3

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

Distribution to Date - REMIC I
									Current

	Original		Unscheduled	Scheduled	Total	Total	Realized	Deferred	Principal

Class	Face Value	Interest	Principal	Principal	Principal	Distribution	Loss	Interest	Balance
(1)	(2)	(3)	(4)	(5)=(3)+(4)	(6)=(2)+(5)	(7)	(8)	(9)=(1)-(5)-(7)+(8)
A-1	200,329,000.00	1,043,380.21	57,832.57	104,666.67	162,499.24	1,205,879.45	0.00	0.00	200,166,500.76
A-2	9,214,900.00	47,994.27	2,660.23	4,814.55	7,474.78	55,469.05	0.00	0.00	9,207,425.22
PO	2,120,257.66	0.00	144.74	1,192.96	1,337.70	1,337.70	0.00	0.00	2,118,919.96
A-X	0.00	84,338.99	0.00	0.00	0.00	84,338.99	0.00	0.00	0.00
A-R	100.00	0.52	35.59	64.41	100.00	100.52	0.00	0.00	0.00
B-1	6,003,000.00	31,265.63	0.00	3,139.91	3,139.91	34,405.54	0.00	0.00	5,999,860.09
B-2	1,556,000.00	8,104.17	0.00	813.88	813.88	8,918.05	0.00	0.00	1,555,186.12
B-3	1,112,000.00	5,791.67	0.00	581.64	581.64	6,373.31	0.00	0.00	1,111,418.36
B-4	778,000.00	4,052.08	0.00	406.94	406.94	4,459.02	0.00	0.00	777,593.06
B-5	778,000.00	4,052.08	0.00	406.94	406.94	4,459.02	0.00	0.00	777,593.06
B-6	445,566.00	2,320.66	0.00	233.05	233.05	2,553.71	0.02	0.00	445,332.93
P	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	100.00
L	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total	222,336,923.66	1,231,300.28	60,673.13	116,320.95	176,994.08	1,408,294.36	0.02	0.00	222,159,929.56

Interest Detail - REMIC I
	Pass	Prior Principal		Non-	Prior	Unscheduled		Paid or	Current

	Through	(with Notional)	Accrued	Supported	Unpaid	Interest	Optimal	Deferred	Unpaid

Class	Rate	Balance	Interest	Interest SF	Interest	Adjustment	Interest	Interest	Interest
			(1)	(2)	(3)	(4)	(5)=(1)-(2)+(3)+(4)	(6)	(7)=(5)-(6)
A-1	6.25000%	200,329,000.00	1,043,380.21	0.00	0.00	0.00	1,043,380.21	1,043,380.21	0.00
A-2	6.25000%	9,214,900.00	47,994.27	0.00	0.00	0.00	47,994.27	47,994.27	0.00
PO	0.00000%	2,120,257.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-X	0.57678%	175,468,670.00	84,338.99	0.00	0.00	0.00	84,338.99	84,338.99	0.00
A-R	6.25000%	100.00	0.52	0.00	0.00	0.00	0.52	0.52	0.00
B-1	6.25000%	6,003,000.00	31,265.63	0.00	0.00	0.00	31,265.63	31,265.63	0.00
B-2	6.25000%	1,556,000.00	8,104.17	0.00	0.00	0.00	8,104.17	8,104.17	0.00
B-3	6.25000%	1,112,000.00	5,791.67	0.00	0.00	0.00	5,791.67	5,791.67	0.00
B-4	6.25000%	778,000.00	4,052.08	0.00	0.00	0.00	4,052.08	4,052.08	0.00
B-5	6.25000%	778,000.00	4,052.08	0.00	0.00	0.00	4,052.08	4,052.08	0.00
B-6	6.25000%	445,566.00	2,320.66	0.00	0.00	0.00	2,320.66	2,320.66	0.00
P	0.00000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
L	0.00000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total		397,805,593.66	1,231,300.28	0.00	0.00	0.00	1,231,300.28	1,231,300.28	0.00

Page 3 of 25

IndyMac IMJA Mortgage Loan Trust 2007-A3

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

Collection Account Report
SUMMARY

Total
Principal Collections	176,994.08
Principal Withdrawals	0.00
Principal Other Accounts	0.00
TOTAL NET PRINCIPAL	176,994.08
Interest Collections	1,268,903.45
Interest Withdrawals	-0.00
Interest Other Accounts	0.00
Interest Fees	-37,603.17
TOTAL NET INTEREST	1,231,300.28
TOTAL AVAILABLE FUNDS FOR DISTRIBUTION	1,408,294.36

PRINCIPAL - COLLECTIONS

Total
Scheduled Principal Received	116,378.77
Curtailments	60,615.31
Prepayments In Full	0.00
Repurchased/Substitutions	0.00
Liquidations	0.00
Insurance Principal	0.00
Other Additional Principal	0.00
Delinquent Principal	-7,947.79
Realized Losses	-0.00
Advanced Principal	7,947.79
TOTAL PRINCIPAL COLLECTED	176,994.08

PRINCIPAL - WITHDRAWALS

SPACE INTENTIONALLY LEFT BLANK

PRINCIPAL - OTHER ACCOUNTS

Total
TOTAL PRINCIPAL OTHER ACCOUNTS	0.00

Page 4 of 25

IndyMac IMJA Mortgage Loan Trust 2007-A3

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

INTEREST - COLLECTIONS

Total
Scheduled Interest	1,272,162.06
Repurchased/Substitution Interest	0.00
Liquidation Interest	0.00
Insurance Interest	0.00
Other Additional Interest	0.00
Prepayment Interest Shortfalls	-0.00
Delinquent Interest	-112,452.75
Compensating Interest	0.00
Civil Relief Act Shortfalls	0.00
Interest Advanced	109,194.13
TOTAL INTEREST COLLECTED	1,268,903.45

INTEREST - WITHDRAWALS

Total
Interest Withdrawals	0.00

INTEREST - OTHER ACCOUNTS

Total
Prepayment Charges	0.00
Late Payment Fee paid by the servicer	0.00
TOTAL INTEREST OTHER ACCOUNTS	0.00

Late Payment Fee waived	0.00

INTEREST FEES

Total
Current Servicing Fees	35,750.36
Trustee Fees	1,852.81
TOTAL INTEREST FEES	37,603.17

Page 5 of 25

IndyMac IMJA Mortgage Loan Trust 2007-A3

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

Credit Enhancement Report

ACCOUNTS

Distribution Account

Beginning Account Balance	0.00
Amount Deposited	1,410,147.14
Amount Withdrawn	1,410,147.14
Ending Account Balance	0.00

INSURANCE

SPACE INTENTIONALLY LEFT BLANK

STRUCTURAL FEATURES

SPACE INTENTIONALLY LEFT BLANK

Page 6 of 25

IndyMac IMJA Mortgage Loan Trust 2007-A3

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

Collateral Report

COLLATERAL

		Total

Loan Count:

Original	314
Prior	314
Prefunding	0
Scheduled Paid Offs	-0
Full Voluntary Prepayments	-0
Repurchases	-0
Liquidations	-0
Current	314
Principal Balance:

Original	222,336,824.44
Prior	222,336,824.44
Prefunding	0.00
Substitution Loans	0.00
Scheduled Principal	-116,378.77
Partial Prepayments	-60,615.31
Full Voluntary Prepayments	-0.00
Repurchases	-0.00
Liquidations	-0.00
Current	222,159,829.56

Aggregate number and outstanding Stated Principal
of Mortgage Loans repurchased during the related
Due Period due to material breaches of representations
and warranties regarding such Mortgage Loans*

* Information not available with Trustee

PREFUNDING

SPACE INTENTIONALLY LEFT BLANK

Page 7 of 25

IndyMac IMJA Mortgage Loan Trust 2007-A3

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

CHARACTERISTICS

Total
Weighted Average Coupon Original	6.86613%
Weighted Average Coupon Prior	6.86613%
Weighted Average Coupon Current	6.86613%
Weighted Average Months to Maturity Original	356
Weighted Average Months to Maturity Prior	356
Weighted Average Months to Maturity Current	356
Weighted Avg Remaining Amortization Term Original	356
Weighted Avg Remaining Amortization Term Prior	356
Weighted Avg Remaining Amortization Term Current	356
Weighted Average Seasoning Original	2.08
Weighted Average Seasoning Prior	2.08
Weighted Average Seasoning Current	2.08

Page 8 of 25

IndyMac IMJA Mortgage Loan Trust 2007-A3

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

ARM CHARACTERISTICS

Total
Weighted Average Margin Original	0.00000%
Weighted Average Margin Prior	0.00000%
Weighted Average Margin Current	0.00000%
Weighted Average Max Rate Original	0.00000%
Weighted Average Max Rate Prior	0.00000%
Weighted Average Max Rate Current	0.00000%
Weighted Average Min Rate Original	0.00000%
Weighted Average Min Rate Prior	0.00000%
Weighted Average Min Rate Current	0.00000%
Weighted Average Cap Up Original	0.00000%
Weighted Average Cap Up Prior	0.00000%
Weighted Average Cap Up Current	0.00000%
Weighted Average Cap Down Original	0.00000%
Weighted Average Cap Down Prior	0.00000%
Weighted Average Cap Down Current	0.00000%

Page 9 of 25

IndyMac IMJA Mortgage Loan Trust 2007-A3

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

SERVICING FEES & ADVANCES

Total

Current Servicing Fees	35,750.36
Delinquent Servicing Fees	3,258.62
TOTAL SERVICING FEES	39,008.98

Total Servicing Fees	39,008.98
Compensating Interest	-0.00
Delinquent Servicing Fees	-3,258.62
COLLECTED SERVICING FEES	35,750.36

Total Advanced Interest	109,194.13
Total Advanced Principal	7,947.79
Aggregate Advances with respect to this Distribution	117,141.92
Aggregate Advances Outstanding on the close of distribution	0.00

Any additional servicing compensation received by the
Servicer attributable to penalties, fees, Excess Proceeds
or other similar charges or fees and items. *

The aggregate amount of Advances reimbursed
during the related Due Period. *
The general source of funds for such reimbursements. *
The aggregate amount of Advances outstanding as
of the close of business on the Distribution Date. *

The aggregate amount of Servicing Advances
reimbursed during the related Due Period. *
The general source of funds for such reimbursements. *
The aggregate amount of Servicing Advances outstanding
as of the close of business on the Distribution Date. *

* Information not available with Trustee

ADDITIONAL COLLATERAL INFORMATION

Total
Prepayment Interest Shortfall (PPIS)	0.00
Compensating Interest	0.00
Net Prepayment Interest Shortfall (PPIS)	0.00

Weighted Average Net Mortgage Rate	6.645594%

Page 10 of 25

IndyMac IMJA Mortgage Loan Trust 2007-A3

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

Delinquency Report

TOTAL
		< 1 PAYMENT	1 PAYMENT	2 PAYMENTS	3+ PAYMENTS	TOTAL
DELINQUENT	Balance		3,508,108.68	0.00	0.00	3,508,108.68
	% Balance		1.58%	0.00%	0.00%	1.58%
	# Loans		5	0	0	5
	% # Loans		1.59%	0.00%	0.00%	1.59%
FORECLOSURE	Balance	0.00	0.00	0.00	0.00	0.00
	% Balance	0.00%	0.00%	0.00%	0.00%	0.00%
	# Loans	0	0	0	0	0
	% # Loans	0.00%	0.00%	0.00%	0.00%	0.00%
BANKRUPTCY	Balance	0.00	0.00	0.00	0.00	0.00
	% Balance	0.00%	0.00%	0.00%	0.00%	0.00%
	# Loans	0	0	0	0	0
	% # Loans	0.00%	0.00%	0.00%	0.00%	0.00%
REO	Balance	0.00	0.00	0.00	0.00	0.00
	% Balance	0.00%	0.00%	0.00%	0.00%	0.00%
	# Loans	0	0	0	0	0
	% # Loans	0.00%	0.00%	0.00%	0.00%	0.00%
TOTAL	Balance	0.00	3,508,108.68	0.00	0.00	3,508,108.68
	% Balance	0.00%	1.58%	0.00%	0.00%	1.58%
	# Loans	0	5	0	0	5
	% # Loans	0.00%	1.59%	0.00%	0.00%	1.59%

Page 11 of 25

IndyMac IMJA Mortgage Loan Trust 2007-A3

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

REO Report
Loan Number	Original	Stated		Current	State &		First

&	Principal	Principal	Paid to	Note	LTV at	Original	Payment
Loan Group	Balance	Balance	Date	Rate	Origination	Term	Date

Page 12 of 25

IndyMac IMJA Mortgage Loan Trust 2007-A3

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

Foreclosure Report
Loan Number	Original	Stated		Current	State &		First

&	Principal	Principal	Paid to	Note	LTV at	Original	Payment
Loan Group	Balance	Balance	Date	Rate	Origination	Term	Date

Page 13 of 25

IndyMac IMJA Mortgage Loan Trust 2007-A3

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October 25, 2007 Distribution

Prepayment Report

VOLUNTARY PREPAYMENTS

		Total

Current

Number of Paid in Full Loans	0
Number of Repurchased Loans	0
Total Number of Loans Prepaid in Full	0
Curtailments Amount	60,615.31
Paid in Full Balance	0.00
Repurchased Loans Balance	0.00
Total Prepayment Amount	60,615.31
Cumulative

Number of Paid in Full Loans	0
Number of Repurchased Loans	0
Total Number of Loans Prepaid in Full	0
Paid in Full Balance	0.00
Repurchased Loans Balance	0.00
Curtailments Amount	60,615.31
Total Prepayment Amount	60,615.31

Page 14 of 25

IndyMac IMJA Mortgage Loan Trust 2007-A3

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

VOLUNTARY PREPAYMENTS RATES - Including Liquidated Balances

		Total

SMM	0.03%
3 Months Avg SMM	0.03%
12 Months Avg SMM	0.03%
Avg SMM Since Cut-off	0.03%

CPR	0.33%
3 Months Avg CPR	0.33%
12 Months Avg CPR	0.33%
Avg CPR Since Cut-off	0.33%

PSA	78.43%
3 Months Avg PSA Approximation	78.44%
12 Months Avg PSA Approximation	78.44%
Avg PSA Since Cut-off Approximation	78.44%

(*) SMM, CPR, PSA Figures Include Liquidated Balances

Page 15 of 25

IndyMac IMJA Mortgage Loan Trust 2007-A3

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

PREPAYMENT CALCULATION METHODOLOGY - Including Liquidated Balances

Single Monthly Mortality (SMM): (Voluntary partial and full prepayments + Repurchases + Liquidated Balances)/(Beg Principal Balance - Sched Principal)

Conditional Prepayment Rate (CPR): 1-((1-SMM)^12)
PSA Standard Prepayment Model: CPR/(0.20%*min(30,WAS))

Average SMM over period between nth month and mth month (AvgSMMn,m): 1 - [(1-SMMn)*(1-SMMn+1)*...*(1-SMMm)]^(1/months in period n,m)
Average CPR over period between the nth month and mth month (AvgCPRn,m): 1-((1-AvgSMMn,m)^12)

Average PSA Approximation over period between the nth month and mth month: AvgCPRn,m/(0.20%*Avg WASn,m))
Average WASn,m: (min(30,WASn)+min(30,WASn+1)+...+min(30,WASm)/(number of months in the period n,m)

Weighted Average Seasoning (WAS)

Note: Prepayment rates are calculated since deal issue date and include partial and full voluntary prepayments and repurchases.
Dates correspond to distribution dates.

Page 16 of 25

IndyMac IMJA Mortgage Loan Trust 2007-A3

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

VOLUNTARY PREPAYMENTS RATES - Excluding Liquidated Balances

		Total

SMM	0.03%
3 Months Avg SMM	0.03%
12 Months Avg SMM	0.03%
Avg SMM Since Cut-off	0.03%

CPR	0.33%
3 Months Avg CPR	0.33%
12 Months Avg CPR	0.33%
Avg CPR Since Cut-off	0.33%

PSA	78.43%
3 Months Avg PSA Approximation	78.44%
12 Months Avg PSA Approximation	78.44%
Avg PSA Since Cut-off Approximation	78.44%

(*) SMM, CPR, PSA Figures Exclude Liquidated Balances

Page 17 of 25

IndyMac IMJA Mortgage Loan Trust 2007-A3

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

PREPAYMENT CALCULATION METHODOLOGY - Excluding Liquidated Balances

Single Monthly Mortality (SMM): (Voluntary partial and full prepayments + Repurchases)/(Beg Principal Balance - Sched Principal)

Conditional Prepayment Rate (CPR): 1-((1-SMM)^12)
PSA Standard Prepayment Model: CPR/(0.20%*min(30,WAS))

Average SMM over period between nth month and mth month (AvgSMMn,m): 1 - [(1-SMMn)*(1-SMMn+1)*...*(1-SMMm)]^(1/months in period n,m)
Average CPR over period between the nth month and mth month (AvgCPRn,m): 1-((1-AvgSMMn,m)^12)

Average PSA Approximation over period between the nth month and mth month: AvgCPRn,m/(0.20%*Avg WASn,m))
Average WASn,m: (min(30,WASn)+min(30,WASn+1)+...+min(30,WASm)/(number of months in the period n,m)

Weighted Average Seasoning (WAS)

Note: Prepayment rates are calculated since deal issue date and include partial and full voluntary prepayments and repurchases.
Dates correspond to distribution dates.

Page 18 of 25

IndyMac IMJA Mortgage Loan Trust 2007-A3

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

Prepayment Detail Report

Prepayment Detail Report - Mortgage Loans Prepaid in Full During Current Distribution

Loan Number		Original			Current	State &	Type Prepayment	First

&	Loan	Principal	Prepayment	Prepayment	Note	LTV at	&	Payment

Loan Group	Status	Balance	Amount	Date	Rate	Origination	Original Term	Date

SPACE INTENTIONALLY LEFT BLANK

TOTAL

Page 19 of 25

IndyMac IMJA Mortgage Loan Trust 2007-A3

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

Realized Loss Report

COLLATERAL REALIZED LOSSES

	Total

Current

Subsequent Recoveries		0.00

Number of Loans Liquidated		0
Collateral Principal Realized Loss/(Gain) Amount		0.00
Collateral Interest Realized Loss/(Gain) Amount		0.00
Net Liquidation Proceeds	0.00
Cumulative

Number of Loans Liquidated		0

Collateral Realized Loss/(Gain) Amount		0.00
Net Liquidation Proceeds		0.00
Cumulative Subsequent Recoveries	0.00

Special Hazard Loss Coverage Amt		4,400,000.00
Fraud Loss Coverage Amt		2,223,368.00
Bankrupt Loss Coverage Amt		100,000.00

Class B-1 Writedown Amount		0.00
Class B-2 Writedown Amount		0.00
Class B-3 Writedown Amount		0.00
Class B-4 Writedown Amount		0.00
Class B-5 Writedown Amount		0.00
Class B-6 Writedown Amount		0.02

Page 20 of 25

IndyMac IMJA Mortgage Loan Trust 2007-A3

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

DEFAULT SPEEDS

Total

MDR	0.00%
3 Months Avg MDR	0.00%
12 Months Avg MDR	0.00%
Avg MDR Since Cut-off	0.00%

CDR	0.00%
3 Months Avg CDR	0.00%
12 Months Avg CDR	0.00%
Avg CDR Since Cut-off	0.00%

SDA	0.00%
3 Months Avg SDA Approximation	0.00%
12 Months Avg SDA Approximation	0.00%
Avg SDA Since Cut-off Approximation	0.00%

Principal Only Loss Severity Approx for Current Period	0.00%
3 Months Avg Loss Severity Approximation	0.00%
12 Months Avg Loss Severity Approximation	0.00%
Avg Loss Severity Approximation Since Cut-Off	0.00%

Principal & Interest Loss Severity Approx for Current Period	0.00%
3 Months Avg Loss Severity Approximation	0.00%
12 Months Avg Loss Severity Approximation	0.00%
Avg Loss Severity Approximation Since Cut-Off	0.00%

Page 21 of 25

IndyMac IMJA Mortgage Loan Trust 2007-A3

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

COLLATERAL REALIZED LOSS CALCULATION METHODOLOGY
Monthly Default Rate (MDR): (Beg Principal Balance of Liquidated Loans)/(Total Beg Principal Balance)

Conditional Default Rate (CDR): 1-((1-MDR)^12)

SDA Standard Default Assumption: CDR/IF(WAS<61,MIN(30,WAS)*0.02%,MAX(0.03%,MIN(30,WAS)*0.02%-0.0095%*(WAS-60)))
Average MDR over period between nth month and mth month (AvgMDRn,m): [(1-MDRn)*(1-MDRn+1)*...*(1-MDRm)]^(1/months in period n,m)
Average CDR over period between the nth month and mth month (AvgCDRn,m): 1-((1-AvgMDRn,m)^12)
Average SDA Approximation over period between the nth month and mth month:
AvgCDRn,m/IF(Avg WASn,m<61,MIN(30,Avg WASn,m)*0.02%,MAX(0.03%,MIN(30,Avg WASn,m)*0.02%-0.0095%*(Avg WASn,m-60)))

Average WASn,m: (WASn + WASn+1 +...+ WASm )/(number of months in the period n,m)
Principal Only Loss Severity Approximation for current period:
Sum(Principal Realized Loss Amount)/sum(Beg Principal Balance of Liquidated Loans)
Principal & Interest Loss Severity Approximation for current period:
Sum(Principal & Interest Realized Loss Amount)/sum(Beg Principal Balance of Liquidated Loans)

Average Loss Severity Approximation over period between nth month and mth month:

Sum(Realized Loss Amount)/sum(Beg Principal Balance of Liquidated Loans for months in the period n,m
Note: Default rates are calculated since deal issue date and include realized gains and additional realized losses and gains from prior periods.
Dates correspond to distribution dates.
All Realized Losses in excess of Principal Balance are treated as Interest Realized Losses.

Page 22 of 25

IndyMac IMJA Mortgage Loan Trust 2007-A3

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

Realized Loss Detail Report
Loan Number	Current	State &		Prior	Realized		Cumulative

&	Loan	Note	LTV at	Original	Principal	Loss/(Gain)	Realized	Realized

Loan Group	Status	Rate	Origination	Term	Balance	Revision	Loss/(Gain)	Loss/(Gain)

TOTAL

Page 23 of 25

IndyMac IMJA Mortgage Loan Trust 2007-A3

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

Triggers and Adj. Cert. Report
TRIGGER EVENTS

	Total
Has Optional Termination Date Reached ?	No
Has Sr. Credit Supp. Depletion Date Occured ?	No
Has Special Haz. Cov. Term Date Occured ?	No
Has Fraud Loss Coverage Term Date Occured ?	No
Has BK Loss Cov. Term Date Occured ?	No
Does an Event of Default Exist?	No
Senior Stepdown Date has occurred?	No

Sr.Stepdown Cond Satisfied?(1=Yes or 2=Yes)	No

1.Delinquency Trigger
Does Delinquency Trigger Event Exist (a > 50% of b)	No
(a) Rolling Six Month 60+ Delq Balance	0.00
(b) Aggregate Balance of Subordinate Certificates	10,666,983.62

2.Cumulative Loss Trigger
Does a Loss Trigger Event Exist (a > b)	No
(a) Cumulative Realized Loss	0.00
(b) Cumulative Loss Threshold (i)*(ii)	10,672,566.00
(i) Threshold Percentage	100.0000%
(ii) Cutoff Date Subordinate Principal Balance	10,672,566.00

ADJUSTABLE RATE CERTIFICATE INFORMATION

SPACE INTENTIONALLY LEFT BLANK

ADDITIONAL INFORMATION

		Total
Senior Percentage		95.153604%
Subordinate Percentage		4.846396%
Senior Prepayment Percentage		100.000000%
Subordinate Prepayment Percentage		0.000000%

Page 24 of 25

IndyMac IMJA Mortgage Loan Trust 2007-A3

Mortgage Pass-Through Certificates

October 25, 2007 Distribution

Other Related Information
ADDITIONAL INFORMATION

Total
Current Scheduled Payments	1,388,540.83
Current Scheduled Payments 1 Month Prior	0.00
Current Scheduled Payments 2 Month Prior	0.00
Current Scheduled Payments 3 Month Prior	0.00
Current Scheduled Payments 4 Month Prior	0.00
Current Scheduled Payments 5 Month Prior	0.00
Current Scheduled Payments 6 Month Prior	0.00
Current Scheduled Payments 7 Month Prior	0.00
Current Scheduled Payments 8 Month Prior	0.00
Current Scheduled Payments 9 Month Prior	0.00
Current Scheduled Payments 10 Month Prior	0.00
Current Scheduled Payments 11 Month Prior	0.00

Delinquent 60+ Scheduled Payments	0.00
Delinq. 60+ Sched. Pmnts, 1 Month Prior	0.00
Delinq. 60+ Sched. Pmnts, 2 Month Prior	0.00
Delinq. 60+ Sched. Pmnts, 3 Month Prior	0.00
Delinq. 60+ Sched. Pmnts, 4 Month Prior	0.00
Delinq. 60+ Sched. Pmnts, 5 Month Prior	0.00
Delinq. 60+ Sched. Pmnts, 6 Month Prior	0.00
Delinq. 60+ Sched. Pmnts, 7 Month Prior	0.00
Delinq. 60+ Sched. Pmnts, 8 Month Prior	0.00
Delinq. 60+ Sched. Pmnts, 9 Month Prior	0.00
Delinq. 60+ Sched. Pmnts, 10 Month Prior	0.00
Delinq. 60+ Sched. Pmnts, 11 Month Prior	0.00

Page 25 of 25